UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  August 31, 2010

Item 1. Reports to Stockholders.

NIEMANN TACTICAL
RETURN FUND

The Fund is a series of Advisors Series Trust.

www.ncmfunds.net

SEMI-ANNUAL REPORT

August 31, 2010

Niemann Tactical Return Fund

Semi-Annual Review

Over the past six months the markets have been mainly characterized by a wide trading range that has made life difficult for equity investors in general and trend-following, tactical strategies in particular.  While we pride ourselves on our ability to manage risk, no process is infallible and all “systematic approaches” to the market’s ups and downs are, in fact, a series of compromises.  To achieve a stated objective, certain sacrifices may need to be made along the way.  In short, all methodologies have drawbacks and underperform under certain market conditions.  In challenging markets like these, our process has uncovered much risk, with little potential reward. And as a result of managing risk to the best of our ability, there has been a lack of reward in the Fund over its first few months.

One of the main factors leading to the slight underperformance compared with our blended benchmark (the “Blended Index”), consisting of one-third of the MSCI EAFE Index, one-third of the Barclays Capital Global Aggregate Bond Index and one-third of the Russell 3000® Index, was the intermediate trend rally in bonds that outperformed the equity markets by an extremely wide margin.  In fact since inception, March 29, 2010 through August 31, 2010, bonds, as measured by the Barclays Capital Global Aggregate Bond Index, returned 5.00% vs. the Russell 3000® Index return of -9.92% and the MSCI EAFE Index return of -8.52%.  This compares with our Fund’s Class A share performance since inception, of -6.70%.  With our methodology, we never try to pick market lows or (market tops for that matter) and this led us to be underexposed to the bond market at the inception of the Fund.

The other large factor that has led to this slight underperformance has been the historically high correlation in the equity markets, which has made it difficult to ascertain both market leaders and shifts in market direction.  In retrospect, the “Flash Crash” that occurred on May 6th was a good gauge of what the market was doing and thinking.  The market (defined as the S&P 500® for this discussion) pierced both short- and longer-term moving averages and key technical metrics imploded.  The market’s correlation shot through the roof and all sectors fell in unison as nervous investors yanked their money out of stocks.  Within half an hour on the same day, the market snapped back up violently—almost erasing its 10% loss as traders (and their systems) sensed opportunity.  Even though this action occurred over the course of just one day, May 6th, it proved indicative of what was to come, as the market struggled to price in the possibility of a double-dip recession, the impact of midterm elections, and potentially debilitating policy and tax issues.  Correlation levels were off the charts—other than autumn of 2008, correlation among stocks reached the highest levels seen in decades.  In fact, we saw more days where 90% of stocks move up or down in tandem than we’ve seen in years.  These conditions are rare and their frequency of late was indicative of A) a market that’s gripped by uncertainty about governmental policies, and B) one that’s heavily influenced by the liquidity trade.  Even the smart money is handicapping the perceived “uncertainty” of the future by placing smaller, short-term bets.

The past 3 months have not been easy on tactical strategies and ours has been no exception.  There are times that favor certain investment disciplines and unfortunately there are those times where those same disciplines are out of favor.  In our view, one key to long-term investing success is not only employing a methodology that actually works but having the discipline to follow that system during the times when it doesn’t.  In terms of our decision making and our strict adherence to our process, we’re doing the same things we’ve always done, for the same reasons.  However, our decision to pare back risk at various points throughout this rally has not proven successful.  Seeking to attain a balance between risk and reward is a huge part of both our daily process and the efficacy of our track record.  In accordance with our methodology, when price action and money flow deteriorate and risk becomes elevated, we’re going to get defensive in the portfolio.  Conversely, when the price structure is positive and internals appear healthy we will rotate assets back into the market.

The good news is that even in this worst of market environments for our methodology our returns, while negative, have underperformed their Blended Index benchmark by only -2.20% since inception, compared with the Class A performance.  The big contributor to keeping the Fund close to its benchmark has been the over weighted exposure to international equity markets rather than domestic ones.  In fact, we increased the exposure to select international markets quickly as our analytics picked up on these strong moves to the upside in timely fashion and we continue to hold securities in varied places around the globe such as Chile, Thailand, Indonesia, and Columbia among others.

Recently, the U.S. market has again pushed just through the top of the well-established, previously mentioned trading range and could possibly be setting up for further upside gains.  Time will tell.  What we do know is that opportunity will knock on our door eventually and by following our time-tested, disciplined methodology, we believe the Fund should be ready to take full advantage.

Past performance is not a guarantee of future results.

The opinions expressed above are those of the advisor, are subject to change, and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The Fund will bear its share of the fees and expenses of underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds.  Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1,000 foreign common stock prices including the reinvestment of dividends. It is widely recognized as a benchmark for measuring the performance of international value funds.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets.

The Blended Index consists of one-third of the MSCI EAFE Index, one-third of the Barclays Capital Global Aggregate Bond Index and one-third of the Russell 3000® Index.

You cannot invest directly in an index.

The Niemann Tactical Return Fund is distributed by Quasar Distributors, LLC.

NIEMANN TACTICAL RETURN FUND

EXPENSE EXAMPLE – August 31, 2010 (Unaudited)

     As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Niemann Tactical Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/29/10 – 8/31/10).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 2.50% per the advisory agreement for the Niemann Tactical Return Fund – Class A shares and the Niemann Tactical Return Fund – Class C shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

NIEMANN TACTICAL RETURN FUND

EXPENSE EXAMPLE – August 31, 2010 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/29/10	8/31/10	3/29/10 – 8/31/10*
Class A Shares
Actual	$1,000.00	$ 933.00	$ 7.23
Hypothetical (5% return	$1,000.00	$1,013.89	$ 7.53
before expenses)
Class C Shares
Actual	$1,000.00	$ 931.00	$10.32
Hypothetical (5% return	$1,000.00	$1,010.68	$10.74
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 156 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Niemann Tactical Return Fund – Class A shares and the Niemann Tactical Return Fund – Class C shares are 1.75% and 2.50%, respectively.

ALLOCATION OF PORTFOLIO ASSETS - August 31, 2010 (Unaudited)

Percentages represent market value as a percentage of total investments.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS – 2.7%
6,000	Hugoton Royalty Trust	$108,840
	TOTAL COMMON STOCKS
	(Cost $114,170)	108,840
	EXCHANGE-TRADED FUNDS – 78.9%
9,279	Claymore/BNY Mellon Frontier Markets ETF	197,364
4,560	Global X/InterBolsa FTSE Colombia 20 ETF	186,777
15,200	Internet Infrastructure HOLDRs Trust*	52,288
2,200	iShares Barclays 10-20 Year Treasury Bond Fund	271,920
700	iShares Barclays 20+ Year Treasury Bond Fund	75,992
5,532	iShares FTSE NAREIT Residential
	Plus Capped Index Fund	202,582
1,520	iShares MSCI Chile Investable
	Market Index Fund	102,828
10,700	iShares MSCI Malaysia Index Fund	137,816
6,345	iShares MSCI Singapore Index Fund	77,219
985	iShares MSCI South Africa Index Fund	57,524
3,268	iShares MSCI Thailand Investable
	Market Index Fund	180,786
3,405	iShares MSCI Turkey Investable
	Market Index Fund	205,866
1,960	Market Vectors Brazil Small-Cap ETF	100,960
2,770	Market Vectors Indonesia Index ETF	210,326
6,197	PowerShares 1-30 Laddered Treasury Portfolio	187,521
5,175	ProShares Short S&P 500*	276,345
8,500	ProShares Short S&P SmallCap 600*	322,235
1,195	SPDR Gold Trust*	145,874
450	SPDR S&P Emerging Asia Pacific ETF	33,480
800	WisdomTree Emerging Markets
	SmallCap Dividend Fund	36,408
2,975	WisdomTree India Earnings Fund	68,990
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,015,996)	3,131,101

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2010 (Unaudited), Continued

Shares		Value
	EXCHANGE-TRADED NOTES – 3.7%
4,750	ELEMENTS Rogers International Commodity
	Index – Agriculture Total Return*	$38,332
5,000	iPath S&P 500 VIX Short-Term Futures ETN*	109,650
	TOTAL EXCHANGE-TRADED NOTES
	(Cost $153,148)	147,982

	MONEY MARKET FUNDS – 17.1%
680,577	AIM STIT – Liquid Assets
	Portfolio – Institutional Class, 0.24%+	680,577
	TOTAL MONEY MARKET FUNDS (Cost $680,577)	680,577
	Total Investments in Securities
	(Cost $3,963,891) – 102.4%	4,068,500
	Liabilities in Excess of Other Assets – (2.4%)	(97,249)
	NET ASSETS – 100.0%	$3,971,251

*	Non-income producing security.
+	Rate shown is the 7-day yield as of August 31, 2010.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $3,963,891)	$4,068,500
Cash	36,500
Receivables
Securities sold	49,202
Fund shares issued	41,000
Dividends and interest	789
Due from Advisor (Note 4)	16,806
Prepaid expenses	22,242
Total assets	4,235,039

LIABILITIES
Payables
Securities purchased	189,007
Payable to Advisor (Note 4)	35,221
Shareholder servicing fees	1,604
12b-1 fees	3,491
Custody fees	1,503
Administration fees	3,822
Transfer agent fees and expenses	6,600
Audit fees	8,023
Fund accounting fees	6,842
Chief Compliance Officer fee	2,804
Accrued expenses	4,871
Total liabilities	263,788
NET ASSETS	$3,971,251

CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$2,110,472
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	226,138
Net asset value and redemption price per share	$9.33

Maximum offering price per share
(Net asset value per share divided by 95.00%)	$9.82
Class C Shares
Net assets applicable to shares outstanding	$1,860,779
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	199,890
Net asset value and offering price per share (Note 1)	$9.31

COMPONENTS OF NET ASSETS
Paid-in capital	$3,974,064
Accumulated net investment loss	(7,381)
Accumulated net realized loss from investments	(100,041)
Net unrealized appreciation on investments	104,609
Net assets	$3,971,251

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENT OF OPERATIONS for the Period Ended August 31, 2010 (Unaudited)

March 29, 2010*
through
August 31, 2010
INVESTMENT INCOME
Income
Dividends	$5,110
Interest	423
Total income	5,533

Expenses
Transfer agent fees and expenses (Note 4)	19,464
Administration fees (Note 4)	19,233
Fund accounting fees (Note 4)	17,084
Registration fees	15,002
Audit fees	8,023
Chief Compliance Officer fee (Note 4)	6,804
Advisory fees (Note 4)	6,247
Custody fees (Note 4)	4,194
12b-1 fees - Class A (Note 5)	901
12b-1 fees - Class C (Note 5)	2,642
Shareholder servicing fees (Note 6)	3,124
Legal fees	3,124
Trustees fees	2,337
Printing and mailing expense	1,812
Insurance expense	1,267
Miscellaneous	832
Total expenses	112,090
Less: Expenses waived and reimbursed by Advisor (Note 4)	(99,176)
Net expenses	12,914
Net investment loss	(7,381)
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized loss from investments	(100,041)
Net change in unrealized appreciation on investments	104,609
Net realized and unrealized gain on investments	4,568
Net Decrease in Net Assets Resulting from Operations	$(2,813)

*	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

March 29, 2010*
through
August 31, 2010
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(7,381)
Net realized loss from investments	(100,041)
Net change in unrealized appreciation on investments	104,609
Net decrease in net assets resulting from operations	(2,813)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,974,064
Total increase in net assets	3,971,251
NET ASSETS
Beginning of period	—
End of period	$3,971,251
Accumulated net investment loss	$(7,381)

(a)	A summary of share transactions is as follows:

Class A Shares
	March 29, 2010*
	through
	August 31, 2010
	Shares	Paid-in Capital
Shares sold	241,058	$2,263,999
Shares redeemed**	(14,920)	(137,065)
Net increase	226,138	$2,126,934
** Net of redemption fees of		$85

Class C Shares
	March 29, 2010*
	through
	August 31, 2010
	Shares	Paid-in Capital
Shares sold	201,296	$1,860,371
Shares redeemed	(1,406)	(13,241)
Net increase	199,890	$1,847,130

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	Class A Shares		Class C Shares
	March 29, 2010*		March 29, 2010*
	through		through
	August 31, 2010		August 31, 2010
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment loss(1)	(0.04	)^	(0.06	)^
Net realized and unrealized loss on investments	(0.63)		(0.63)
Total from investment operations	(0.67)		(0.69)

Paid-in capital from redemption fees	0.00	^#	—	^

Net asset value, end of period	$9.33		$9.31

Total return	-6.70	%+	-6.90	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,110		$1,861
Ratio of expenses to average net assets:(2)
Before expense reimbursement	21.49	%++	13.10	%++
After expense reimbursement	1.75	%++	2.50	%++
Ratio of net investment loss to average net assets:(2)
Before expense reimbursement	(20.66	%)++	(12.14	%)++
After expense reimbursement	(0.92	%)++	(1.54	%)++
Portfolio turnover rate	220.14	%+	220.14	%+

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.

*	Commencement of operations.
^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Niemann Tactical Return Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation.  The Fund currently offers Class A shares and Class C shares.  Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested.  U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will assess a 1.00% contingent deferred sales charge (“CDSC”) on Class A share purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The Transfer Agent, will assess a CDSC of 1.00% on Class C shares redeemed within twelve months of purchase.  The Fund commenced operations on March 29, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2010 (Unaudited), Continued

accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 90 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the period ended August 31, 2010, the Fund retained $85 in redemption fees.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended August 31, 2010, the Fund did not hold any derivative instruments.

H.
Events Subsequent to the Fiscal Period End:  The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2010.  There were no events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2010 (Unaudited), Continued

These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.   To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2010 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$108,840	$—	$—	$108,840
Exchange-Traded Funds	3,131,101	—	—	3,131,101
Exchange-Traded Notes	147,982	—	—	147,982
Money Market Funds	680,577	—	—	680,577
Total Investments in Securities	$4,068,500	$—	$—	$4,068,500

New Accounting Pronouncement:  In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for the interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2010, Niemann Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period ended August 31, 2010, the Fund incurred $6,247 in advisory fees.  As of August 31, 2010, the Fund owed the Advisor $35,221.  This amount includes Fund expenses such as state registration fees which were previously paid for by the Advisor.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 2.50% of average daily net assets of the Fund’s Class A and Class C shares, respectively.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2010 (Unaudited), Continued

reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended August 31, 2010, the Advisor reduced its fees in the amount of $99,176; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $99,176 at August 31, 2010.  The expense limitation will remain in effect through at least June 30, 2011, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$99,176

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended August 31, 2010, the Fund incurred $19,233 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended August 31, 2010, the Fund incurred $17,084, $15,344, and $4,194 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the period ended August 31, 2010, the Fund was allocated $6,804 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Fund’s Class A shares and Class C Shares, respectively.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2010 (Unaudited), Continued

mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended August 31, 2010, the Class A shares and the Class C shares paid the Distributor $901 and $2,642, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which the Class A shares and the Class C shares may pay servicing fees at an annual rate of 0.50% of the average daily net assets of each class.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended August 31, 2010, the Class A shares and the Class C shares incurred shareholder servicing fees of $1,803 and $1,321 under the Agreement, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,124,332 and $2,740,976, respectively.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period ended August 31, 2010.

NIEMANN TACTICAL RETURN FUND

NOTICE TO SHAREHOLDERS at August 31, 2010 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-626-6080 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2010

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-877-626-6080.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-877-626-6080.

NIEMANN TACTICAL RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

  At meetings held on December 10, 2009 and March 18, 2010, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the Niemann Tactical Return Fund (the “Niemann Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Niemann Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Niemann Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and the Advisor’s business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor had been managing private institutional accounts since 1991.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Niemann Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its fees or reimburse the Niemann Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.75% for Class A shares and 2.50% for Class C shares.  The Board noted that the Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee and Shareholder Servicing Plan fee for Class A and Class C shares, were above its peer group median and average.  The Board also noted that the expected contractual advisory fee was above its peer group median and average, although the

NIEMANN TACTICAL RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

contractual advisory fee was less than the fee charged by the Advisor to its other investment management clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Niemann Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the Niemann Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Niemann Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Niemann Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Niemann Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Niemann Fund, such as benefits received in exchange for Rule 12b-1 fees on the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Niemann Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with Niemann, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT PART OF THE SEMI-ANNUAL REPORT

Investment Advisor
Niemann Capital Management, Inc.
5615 Scotts Valley Drive, Suite 200
Scotts Valley, CA 95066

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
1-877-626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/Douglas G. Hess
              Douglas G. Hess, President

Date   11/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Douglas G. Hess
              Douglas G. Hess, President
Date 11/3/10

By (Signature and Title)*     /s/Cheryl L. King
              Cheryl L. King, Treasurer

Date 11/3/10

* Print the name and title of each signing officer under his or her signature